Paras Madho
Director
Securities Operations

NYSE Group

Received SEC
MAR 28 2008
Washington, DC 20549

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5076 | f 212.656.5893
pmadho@nyse.com

[redacted]

08022685

March 28, 2008

CERT NYS
001-06510

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MAUI LAND & PINEAPPLE COMPANY, INC., Common Stock, without par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 28, 2008. Tentative listing date – April 2, 2008.

Sincerely,

Paras Madho

PROCESSED
APR 01 2008
THOMSON
FINANCIAL

END